Long-Term Debt and Other Financial Liabilities, Blue Ocean Maritime Lending Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($)	Jun. 11, 2018 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 173,289	$ 185,509
Blue Ocean Maritime Lending Funds [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity			$ 24,500
Pre-agreed sales price of vessel under Year-5 Put Option			20,800
Term of extension	2 years
Pre-agreed sales price of vessel under Year-7 Put Option			$ 15,000
Balance outstanding	$ 21,600
Blue Ocean Maritime Lending Funds [Member] | Due June 2023 [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Jun. 30, 2023
Weighted average interest rate	11.40%
Number of consecutive payment installments | Installment	20
Frequency of periodic payment	Quarterly
Balloon payment	$ 15,300
Blue Ocean Maritime Lending Funds [Member] | Due June 2025 [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Jun. 30, 2025
Weighted average interest rate	11.20%
Number of consecutive payment installments | Installment	28
Frequency of periodic payment	Quarterly
Balloon payment	$ 9,500